UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2002
Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Lamoreaux & Associates, LLC
Address:	1505 Bridgeway, Suite 125
		Sausalito, CA  94965

Form 13F File Number:	28-06079

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Phillip A. Lamoreaux
Title:	Manager
Phone:	(415) 331-8200


Signature, Place and Date of Signing:


	/s/ Phillip A. Lamoreaux		Sausalito, CA		February 12, 2003
		[Signature]			[City, State]			[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
<Page 1>

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		18

Form 13F Information Table Value Total:		$29,146 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page 2


NAME OF ISSUER					TITLE OF		CUSIP		VALUE		SHARES	INV.	  OTHER   VOTING AUTH
							CLASS					X1000				DISC	  MGR		SOLE
Administaff, Inc.					Common		007094105	    451	   75,200	Sole	   N/A	Sole
Anthem Inc.						Common		03674B104	    786	   12,500	Sole	   N/A	Sole
Arris Group, Inc.					Common		04269Q100	    536	  150,000	Sole	   N/A	Sole
ATI Technologies Inc.				Common		001941103	    581	  125,000	Sole	   N/A	Sole
Cardiodynamics, Intl.				Common		141597104	  1,305	  425,000	Sole	   N/A	Sole
Cray Inc.						Common		225223106	    691	   90,000	Sole	   N/A	Sole
Glamis Gold, Ltd.					Common		376775102	    567	   50,000	Sole	   N/A	Sole
Goldcorp Inc.					Common		380956409	  1,272	  100,000	Sole	   N/A	Sole
JDS Uniphase, Inc.				Common		46612J101	  1,359	  550,000	Sole	   N/A	Sole
Key Energy Services Inc.			Common		492914106	  5,600	  624,300	Sole	   N/A	Sole
Manhattan Associates, Inc.			Common		562750109	  1,893	   80,000	Sole	   N/A	Sole
Martek Biosciences Corporation		Common		572901106	  1,665	   66,500	Sole	   N/A	Sole
Networks Associates Inc.			Common		640938106	  1,722	  107,000	Sole	   N/A	Sole
New Focus, Inc.					Common		644383101	  5,451	1,419,500	Sole	   N/A	Sole
Photon Dynamics, Inc.				Common		719364101	  1,938	   85,000	Sole	   N/A	Sole
Quest Diagnostics, Inc.				Common		7483L100	  1,935	   34,000	Sole	   N/A	Sole
Redback Networks Inc.				Common		757209101	    504	  600,000	Sole	   N/A	Sole
WellPoint Health Networks			Common		94973H108	    890	   12,500	Sole	   N/A	Sole





CSR\4437\001\1218250.01